Public Offering - Additional Information (Detail) - $ / shares		3 Months Ended
	Jan. 12, 2021	Mar. 31, 2021	Dec. 31, 2020	May 26, 2021
Share price per share		$ 10.00		$ 10.00
Class A Common stock
Exercise price of warrants		$ 9.20	$ 9.20
Class A Common stock | Public Warrants
Number of shares of common stock issuable on exercise of each warrant		1	1
Exercise price of warrants		$ 11.50	$ 11.50
IPO
Stock issued during period shares		15,300,000	15,300,000
IPO | Public Warrants
Stock issued during period shares		17,500,000
IPO | Class A Common stock
Stock issued during period shares	17,500,000		17,500,000
Share price per share	$ 10.00		$ 10.00
Over-Allotment Option | Class A Common stock
Stock issued during period shares	2,200,000		2,200,000